Fair Value (Fair Value Measurements - Nonrecurring Fair Value Inputs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value inputs, Quantitative Information [Line Items]
Commercial automobile finance receivables	$ 108
Commercial Finance Receivables And Loans, Automotive [Member] | Fair Value of Collateral [Member] | Minimum [Member]
Fair value inputs, Quantitative Information [Line Items]
Fair Value Inputs, Adjusted Appraisal Value	65.00%
Commercial Finance Receivables And Loans, Automotive [Member] | Fair Value of Collateral [Member] | Maximum [Member]
Fair value inputs, Quantitative Information [Line Items]
Fair Value Inputs, Adjusted Appraisal Value	95.00%